Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current Assets:
Cash and cash equivalents	¥ 4,533,182	¥ 1,795,960
Current portion of investments	1,104	1,084
Trade accounts receivable, net of allowance for doubtful accounts of ¥75,269 thousand and ¥165,635 thousand as of March 31, 2016 and 2017	3,150,875	2,795,855
Inventories	73,470	9,002
Prepaid expenses	403,111	377,740
Deferred tax assets	657,541	149,495
Other current assets	268,805	285,569
Total Current Assets	9,088,088	5,414,705
Property and equipment-net	1,177,255	1,120,720
Capitalized computer software costs-net	963,241	919,464
Goodwill	2,038,710	2,132,137
Customer relationships—net	1,913,459	1,954,416
Other intangible assets-net	135,138	237,203
Investments in securities	500,415	639,935
Investments	224,380	225,360
Rental deposits	140,642	141,071
Deferred tax assets	4,253	45,831
Other assets	60,027	35,813
TOTAL ASSETS	16,245,608	12,866,655
Current Liabilities:
Trade accounts payable	708,581	1,634,514
Short-term bank borrowing	1,000,000	52,000
Current portion of long-term debt	808,229	703,986
Accrued income taxes	150,261	137,651
Retirement and severance benefits-current	8,468	3,201
Accrued expenses	872,801	752,231
Other current liabilities	291,749	289,957
Total Current Liabilities	3,840,089	3,573,540
Noncurrent Liabilities:
Long-term debt	5,937,293	3,636,987
Retirement and severance benefits-noncurrent	46,061	56,152
Deferred tax liabilities	726,161	826,545
Derivative liabilities	214,611	258,205
Other liabilities	477,033	74,678
Total Noncurrent Liabilities	7,401,159	4,852,567
COMMITMENTS AND CONTINGENCIES
EQUITY:
Common stock: Authorized 72,000,000 shares; Issued and outstanding, 35,751,360 shares and 37,921,862 shares at March 31, 2016 and 2017, respectively	2,790,402	2,014,712
Additional paid-in capital	2,370,849	1,569,539
Retained earnings (Accumulated deficit)	(106,730)	865,610
Accumulated other comprehensive loss	(82,479)	(28,485)
Treasury stock, at cost—630 shares at March 31, 2016 and 2017	(26)	(26)
Total FRONTEO, Inc. shareholders' equity	4,972,016	4,421,350
NONCONTROLLING INTERESTS	32,344	19,198
Total Equity	5,004,360	4,440,548
TOTAL LIABILITIES AND EQUITY	¥ 16,245,608	¥ 12,866,655